Borrowings	12 Months Ended
Dec. 31, 2011
Borrowings [Abstract]
Borrowings
(12)	Borrowings

As a member of the FHLB, the Company may borrow funds based on criteria established by the FHLB. The FHLB may call these borrowings prior to maturity if the collateral balance falls below the borrowing level. The borrowing arrangements with the FHLB could be either short- or long-term depending on our related costs and needs. At December 31, 2011 and 2010, the Company had loans from the FHLB totaling $195.9 million and $213.4 million, respectively. Interest is payable on a monthly basis until maturity. The carrying value (in thousands) of maturities of FHLB borrowings at December 31, 2011 was as follows.

2014	27,650
2015	168,291

$195,941

To promote liquidity and enhance current earnings by way of reduction in interest expense, and after a review of the Company's current level of assumed interest rate risk, the Bank modified certain advances with the FHLB. A majority of the Company's existing fixed-rate advances were restructured as floating rate obligations at a fixed spread to three-month LIBOR with maturities ranging from 2.75 to 4 years.

FHLB borrowings carry a weighted-average interest rate of 1.18% and, with the exception of two fixed-rate advances that total $5.1 million, are all convertible at FHLB's option on the interest payment dates to either one-month or three-month LIBOR. The FHLB borrowings were collateralized with residential real estate loans, commercial real estate loans, and investment securities. The principal balance due, excluding acquisition fair value adjustments, of FHLB borrowings in aggregate was $193.1 million at December 31, 2011.

Reverse Repurchase Agreement

The Company has one reverse repurchase agreement that has an original principal balance of $10.0 million and is collateralized with mortgage-backed securities with a similar fair value. It has a seven-year term with a repurchase date of August 1, 2013. The interest rate of this agreement is a variable rate of 9.85% minus three-month LIBOR (0.53% at December 31, 2011), not to exceed 5.85%. The applicable interest rate in effect at December 31, 2011 was 5.85%. The agreement is callable by the counterparty on a quarterly basis. The carrying value of this agreement as of December 31, 2011 was $10.2 million.

Trust Preferred Securities

The Company has four placements of trust preferred securities as follows:

	Carrying Amount	Par Amount	Interest	Redeemable	Mandatory
	(in thousands)	(in thousands)	Rate	On Or After	Redemption
Gateway Capital Statutory Trust I	$5,304	$8,000	LIBOR + 3.10%	September 17, 2008	September 17, 2033
Gateway Capital Statutory Trust II	4,344	7,000	LIBOR + 2.65%	July 17, 2009	June 17, 2034
Gateway Capital Statutory Trust III	7,772	15,000	LIBOR + 1.50%	May 30, 2011	May 30, 2036
Gateway Capital Statutory Trust IV	12,939	25,000	LIBOR + 1.55%	July 30, 2012	July 30, 2037

LIBOR in the table above refers to three-month LIBOR. In all four trusts, the trust issuer has invested the total proceeds from the sale of the trust preferred securities in junior subordinated deferrable interest debentures issued by the Company. The trust preferred securities are entitled to cumulative cash distributions quarterly at an annual rate, reset quarterly. The dividends paid to holders of the trust preferred securities, which are recorded as interest expense, are deductible for income tax purposes. In January 2010, the Company exercised its right to defer all quarterly distributions on the trust preferred securities. Interest payable continues to accrue during the deferral period and interest on the deferred interest also accrues, both of which must be paid at the end of the deferral period and totaled $2.7 million at December 31, 2011. Prior to the expiration of the deferral period, the Company has the right to further defer interest payments, provided that no deferral period, together with all principal deferrals, exceeds 20 consecutive quarters and that no event of default (as defined by the terms of the applicable Trust Preferred Securities) has occurred and is continuing at the time of the deferral. The Company was not in default with respect to the terms of the Trust Preferred Securities at the time the quarterly payments were deferred and such deferrals did not cause an event of default under the terms of the Trust Preferred Securities. The Company has fully and unconditionally guaranteed the trust preferred securities through the combined operation of the debentures and other related documents. The Company's obligation under the guarantee is unsecured and subordinate to senior and subordinated indebtedness of the Company. The carrying value of these debentures in aggregate as of December 31, 2011 was $30.4 million.